INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	21.00%	21.00%
Income tax	$ 3,281,821	$ 2,234,442
Tax break	820,455	558,611
Deferred tax assets	517,978	668,216
Uncertain tax positions	0	0
UNITED STATES
Operating loss carryforwards	195,027	193,010
CHINA
Operating loss carryforwards	$ 10,287,694	$ 9,619,491